Financial Instruments (Schedule of Anticipated Repayment Dates of the Financial Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Book value: Non-derivative financial liabilities
Trade payables		$ 36,007	$ 47,672
Other current liabilities		9,099	5,885
Lease liabilities including interest	[1]	6,070
Debentures (including interest payable)	[1]	81,847	78,409
Loans from banks and others including interest	[1]	540,721	538,209
Financial liabilities		673,744	670,175
Projected cash fows: Non-derivative financial liabilities
Trade payables		36,007	47,672
Other current liabilities		9,099	5,885
Lease liabilities including interest	[1]	9,547
Debentures (including interest payable)	[1]	105,203	103,561
Loans from banks and others including interest	[1]	722,727	699,563
Financial liabilities		882,583	856,681
Up to 1 year [member]
Projected cash fows: Non-derivative financial liabilities
Trade payables		36,007	47,672
Other current liabilities		9,099	5,885
Lease liabilities including interest	[1]	1,147
Debentures (including interest payable)	[1]	12,576	6,555
Loans from banks and others including interest	[1]	61,826	41,646
Financial liabilities		120,655	101,758
1-2 years [Member]
Projected cash fows: Non-derivative financial liabilities
Trade payables
Other current liabilities
Lease liabilities including interest	[1]	1,258
Debentures (including interest payable)	[1]	13,246	11,596
Loans from banks and others including interest	[1]	60,516	56,446
Financial liabilities		75,020	68,042
2-5 years [Member]
Projected cash fows: Non-derivative financial liabilities
Trade payables
Other current liabilities
Lease liabilities including interest	[1]	1,807
Debentures (including interest payable)	[1]	26,680	30,910
Loans from banks and others including interest	[1]	181,718	165,829
Financial liabilities		210,205	196,739
More than five years [member]
Projected cash fows: Non-derivative financial liabilities
Trade payables
Other current liabilities
Lease liabilities including interest	[1]	5,335
Debentures (including interest payable)	[1]	52,701	54,500
Loans from banks and others including interest	[1]	418,667	435,642
Financial liabilities		$ 476,703	$ 490,142

[1]	Includes current portion of long-term liabilities.